Income Taxes	12 Months Ended
Sep. 30, 2019
Income Tax Disclosure [Abstract]
Income Taxes	INCOME TAXES

On December 22, 2017, the U.S. Government enacted significant new tax legislation that reduces the corporate federal income tax rate from a maximum of 35% to a flat 21% rate. The corporate tax rate reduction was effective January 1, 2018. Because the Company has a fiscal year end of September 30, the reduced corporate tax rate resulted in the application of a blended federal statutory tax rate of 24.53% for its fiscal year 2018 and then 21% thereafter.

Under generally accepted accounting principles, the Company uses the asset and liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled.
The table below provides a summary of the Company's tax assets and liabilities, including deferred tax assets and deferred tax liabilities by major source. Deferred tax balances represent temporary differences between the financial statement and corresponding tax treatment of income, gains, losses, deductions or credits.

	September 30, 2019	September 30, 2018
	(In thousands)
Deferred tax assets
Loan loss reserves	$31,494	$31,055
REO reserves	255	518
Non-accrual loan interest	891	877
Federal and state tax credits	537	1,074
Deferred compensation	3,022	3,165
Stock based compensation	1,876	1,677
Other	2,081	1,747
Total deferred tax assets	40,156	40,113
Deferred tax liabilities
FHLB stock dividends	14,478	14,941
Valuation adjustment on available-for-sale securities and cash flow hedges	4,503	2,442
Loan origination fees and costs	8,385	9,285
Premises and equipment	25,399	23,429
Other	2,851	1,828
Total deferred tax liabilities	55,616	51,925
Net deferred tax asset (liability)	(15,460)	(11,812)
Current tax asset (liability)	10,356	13,616
Net tax asset (liability)	$(5,104)	$1,804

The table below presents a reconciliation of the statutory federal income tax rate to the Company's effective income tax rate.

Year ended September 30,	2019	2018	2017
Statutory income tax rate	21%	25%	35%
State income tax	2	2	1
Impact of change in Federal income tax rate	—	(2)	—
Other differences	(3)	(4)	(4)
Effective income tax rate	20%	21%	32%

The following table summarizes the Company's income tax expense (benefit) for the respective periods.

Year ended September 30,	2019	2018	2017
	(In thousands)
Federal:
Current	$46,376	$40,314	$87,804
Deferred	1,916	8,952	(10,142)
	48,292	49,266	77,662
State:
Current	$4,557	$4,243	$4,991
Deferred	(330)	(116)	31
	4,227	4,127	5,022
Total
Current	50,933	44,557	92,795
Deferred	1,586	8,836	(10,111)
	$52,519	$53,393	$82,684

Based on current information, the Company does not expect that changes in the amount of unrecognized tax benefits over the next 12 months will have a significant impact on its results of operations or financial position. The Company's liability for uncertain tax positions was $0 as of September 30, 2019, and $2,679,000 as of September 30, 2018. The reduction in liability for uncertain tax positions is due to the resolution of a previously unrecognized tax benefit. Changes in amounts of uncertain tax positions affect the Company's effective tax rate. The Company records interest and penalties (if applicable) related to uncertain tax positions in income tax expense.
The Company's federal income tax returns are open and subject to potential examination by the IRS for fiscal years 2016 and later. The Company currently has some tax refund claims for earlier years pending before and subject to examination by the IRS, but such examination is only limited to the refund claims and does not cover other matters on the corresponding returns, which are beyond the statutory period of limitation for general IRS audit. State income tax returns are generally subject to examination for a period of three to five years after filing of the respective return. The state impact of any federal changes remains subject to examination by various states for a period of up to two years after formal notification to the states.